N-2	12 Months Ended
Feb. 28, 2026 $ / shares
Cover [Abstract]
Entity Central Index Key	0000859796
Amendment Flag	false
Document Type	N-CSR
Entity Registrant Name	JAPAN SMALLER CAPITALIZATION FUND, INC.
Document Period End Date	Feb. 28, 2026
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVE AND POLICIES(Unaudited)
The investment objective of the Fund is long-term capital appreciation through investments in Japanese smaller capitalization companies. The Fund’s investment policy is to invest, under normal market conditions, at least 80% of its total assets in smaller capitalization Japanese equity securities traded on the Tokyo, Nagoya, Fukuoka and Sapporo Stock Exchanges and included or traded on other indices or markets, as applicable, determined by the Investment Adviser to be appropriate indices or markets, for smaller capitalization companies in Japan (“Smaller Capitalization Companies”). Neither the Fund’s investment objective nor its investment policy may be changed without the approval of the holders of a majority of the outstanding Shares. A majority vote, as defined by the Investment Company Act, means the affirmative vote of the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares.
Under normal market conditions, at least 80% of the Fund’s total assets are invested in equity securities of Smaller Capitalization Companies. Currently, the Investment Adviser considers Smaller Capitalization Companies to be those companies whose equity securities are included, at the time of purchase, in the Russell/Nomura Small Cap™ Index and certain other companies described below that are not represented in the Russell/Nomura Small Cap™ Index. The Russell/Nomura Small Cap™ Index measures the performance of small companies (in terms of adjusted market capitalization) and as of February 28, 2026 consists of 1,044 of the equity securities of the smallest companies included in the Russell/Nomura Total Index, representing the bottom 15% of the total market capitalization of the Russell/Nomura Total Market™ Index. The Russell/Nomura Total Market™ Index as of February 28, 2026 is comprised of 1,295 of the largest Japanese equity securities as determined by total market capitalization (in terms of adjusted market capitalization) and measures the performance of the broad Japanese equity market. Companies representing the bottom 2% of the total Japanese equity market (in terms of adjusted market capitalization) are not included in the Russell/Nomura Total Index and therefore are not included in the Russell/Nomura Small Cap™ Index. However, because the companies that belong to this bottom 2% have small market capitalizations, the Investment Adviser considers these companies to be Smaller Capitalization Companies. In addition, the Investment Adviser may deem other companies to be Smaller Capitalization Companies. As of February 28, 2026, the largest of the Smaller Capitalization Companies in the Russell/Nomura Total Index has an approximate market capitalization of 981 billion Yen which is approximately 7 billion in U.S. dollars terms. The market capitalizations of companies in the Russell/Nomura Small Cap™ Index change with market conditions and the composition of the Russell/Nomura Small Cap™ Index.
The Fund may invest its assets in a broad spectrum of industries. The Fund seeks to identify and invest in companies it believes offer potential for long-term capital appreciation. In evaluating prospective investments, the Investment Adviser utilizes internal financial, economic and credit analysis resources as well as information obtained from other sources. In selecting industries and companies for investment, the Investment Adviser considers overall growth prospects, financial conditions, competitive position, technology, research and development, productivity, labor costs and sources, profit margins, return on investment, structural changes in local economies, capital resources, the degree of government regulation or deregulation, management and other factors. There can be no assurance that the Fund will realize its investment objective.
Securities of Smaller Capitalization Companies are traded in a number of separate markets in Japan that have been developed in response to increased attention to this section of the securities market. At the time the Fund commenced operations in 1990, securities of emerging Japanese companies were traded primarily on the Japanese over-the-counter market and securities of these companies were not generally eligible for listing on major securities exchanges.
The Fund has adopted certain other policies as set forth below:
Assets Not Invested in Smaller Capitalization Companies, Other than Cash. The Fund may invest in equity securities of companies not considered Smaller Capitalization Companies, and also invest in fixed income securities. These fixed-income securities include non-convertible preferred stock, debt securities, obligations issued or guaranteed by the U.S. or Japanese government or their agencies or instrumentalities and money market instruments (such as short term obligations issued or guaranteed by the U.S. or Japanese government, commercial paper and time deposits, certificates of deposit and bankers’ acceptances of U.S. or Japanese banks).
Repurchase Agreements. Repurchase agreements are contracts pursuant to which the seller of a security agrees at the time of sale to repurchase the security at an agreed upon date and price in a specified currency, thereby determining the yield during the term of the agreement. When the Fund enters into a repurchase agreement, the seller is required to maintain the value of the securities subject to the repurchase agreement, marked to market daily, at not less than their repurchase price. This results in a fixed rate of return for the Fund that is insulated from market fluctuation during such period although the rate of return may be affected by currency fluctuations.
Lending Portfolio Securities. In order to increase income, the Fund is authorized to lend portfolio securities from time to time to brokers, dealers and financial institutions and receive collateral in the form of cash or U.S. government securities. The Fund currently has suspended its securities lending program but may resume participation in the future. Under the Fund’s procedures, collateral for such loans must be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities (including interest accrued on the loaned securities). The interest accruing on the loaned securities will be paid to the Fund, and the Fund will have the right, on demand, to call back the loaned securities. The Fund may pay fees to arrange the loans. The Fund will neither lend portfolio securities in excess of 30% of the values of its assets nor lend its portfolio securities to any officer, director, employee or affiliate of the Fund, the Manager or the Investment Adviser. Although the Fund is authorized to lend portfolio securities, it does not currently do so. However, it may resume the practice at any time.
Borrowings. The Fund is authorized to borrow money in amounts of up to 10% of the value of its total assets at the time of such borrowings.
Hedging Foreign Currency. The Fund is authorized to deal in forward foreign exchange between the U.S. dollar and the Yen as a hedge against possible variations in the foreign exchange rate between these currencies. This is accomplished through contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) and price at the time of the contract. The Fund’s dealings in forward foreign exchange are limited to hedging involving either specific transactions or portfolio positions. The Fund does not intend to utilize hedging techniques to a significant extent.
The Fund is also authorized to purchase or sell listed or over the counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar-denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.
Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline, and it precludes the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation it anticipates. The cost to the Fund of engaging in foreign currency transactions varies with such factors as the currency involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency exchange are usually conducted on a principal basis, no fees or commissions are involved.

Risk Factors [Table Text Block]
RISK FACTORS AND SPECIAL CONSIDERATIONS
(Unaudited)
Risks of Investing in Equity Securities
Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in declines or if overall market and economic conditions deteriorate. The value of equity securities may also decline due to factors that affect a particular industry or industries or due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
One or more markets in which the Fund invests may go down in value, with the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Securities selected by Fund management may underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.
Risks of Investing in Japan
General. There are special risks associated with investments in Japan and the value of the Fund’s shares may vary widely in response to political and economic factors affecting companies in Japan. Political, social or economic disruptions in Japan or in other countries in the region may adversely affect the values of Japanese securities and thus the Fund’s holdings.
Japan’s economy could be negatively impacted by many factors, including rising interest rates, tax increases and budget deficits. Economic downturns or political instability in its key trading partners, which include the United States and China, could have an adverse effect on the Japanese economy. Currency fluctuations also could adversely impact Japan’s export market and its economy. If the Japanese government were to intervene in the currency market, as it has in the past, the yen’s value could fluctuate sharply and unpredictably, which could cause losses to investors. In the longer term, Japan will have to address the effects of an aging population, such as a shrinking workforce and higher welfare costs.
To date, Japan has had restrictive immigration policies that, combined with other demographic concerns, could have a negative impact on the economy. In addition, Japan lacks many natural resources and relies heavily on imports of oil and other commodities. Price increases, shortages or volatility in commodities markets could have a negative effect on Japan’s economy.
In March 2011, a powerful earthquake and resulting tsunami struck northeastern Japan causing major damage along the coast, including damage to nuclear power plants in the region. Future similar disasters, and the resulting damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses in the manner normally conducted.
The growth of Japan’s economy historically has lagged that of its Asian neighbors and other major developed economies and it may continue to remain low. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies, and the economic conditions of its trading partners.
Currency Risks. The value of the Fund’s securities as measured in U.S. dollars may be affected by fluctuations in the value of the Yen relative to the U.S. dollar. The Yen has shown volatility over the past two decades. Such volatility could affect returns in the future. The Yen may also be affected by currency volatility elsewhere in Asia, especially Southeast Asia. Depreciation of the Yen will decrease the value of the Fund’s holdings. Japan has, in the past, intervened in the currency markets to attempt to maintain or reduce the value of the Yen. Japanese intervention in the currency markets could cause the value of the Yen to fluctuate sharply and unpredictably and could cause losses to investors.
The Fund’s assets will be invested principally in securities of Japanese issuers and substantially all of the income received by the Fund will be in Yen. However, the Fund will compute and distribute its income in U.S. dollars. Currency exchange rate fluctuations can decrease or eliminate income available for distribution. For example, if the value of the Yen falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the Yen to U.S. dollars, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements. Furthermore, the Fund may incur costs in connection with conversions between U.S. dollars and the Yen.
The Fund’s ability to hedge against foreign currency risks may adversely affect the Fund’s net asset value. The Fund may engage in a variety of foreign currency exchange transactions. Hedging involves special risks, including possible default by the other party to the transaction, illiquidity and, to the extent the Investment Adviser’s view as to certain market movements is incorrect, the risks that the use of hedging could result in losses greater than if they had not been used.
Regulatory and Judicial Risks. Issuers in Japan are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of a Japanese issuer may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles.
Legal principles relating to corporate affairs and the validity of corporate procedures, directors’ fiduciary duties and liabilities and shareholders’ rights for issuers in Japan may differ from those that may apply in the U.S. Shareholders’ rights under Japanese law may not be as extensive as those that exist under the laws of the U.S. The Fund may therefore have more difficulty asserting its rights as a shareholder of a Japanese company in which it invests than it would as a shareholder of a comparable U.S. company.
It may be difficult for the Fund to obtain a judgment in a court outside the U.S. with respect to any claim that the Fund may have against any such issuer or its directors and officers. If the Fund obtains a judgment in a U.S. court, it may be difficult to enforce such judgment in Japan.
The Investment Adviser is a Japanese corporation with its principal place of business in Tokyo, Japan. Therefore, it may not be possible for shareholders to enforce against the Investment Adviser, in U.S. courts or foreign courts, judgments obtained in U.S. courts predicated upon the civil liability provisions of the federal securities laws of the U.S. In addition, it is not certain that a foreign court would enforce, in original actions, liabilities against the Investment Adviser predicated solely upon the securities laws of the U.S.
The Fund may hold its foreign securities and cash in foreign banks and securities depositories. There may be less regulatory oversight over their operations than in the case of U.S. financial institutions. Also, certain Japanese laws may put limits on the Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt.
Concentration Risk. From time to time, the Fund may invest a greater proportion of its assets in the securities of companies that are part of specific sectors and related industries of the Japanese economy. The Fund is therefore subject to greater risk of loss with respect to its portfolio securities as a result of its focus on such sectors and related industries.
Investing in a significantly reduced number of issuers may result in greater performance volatility, as the Fund will be more exposed to the risks associated with and developments affecting an individual issuer than if the Fund’s investments were less concentrated.
Risks of Investing in Smaller Capitalization Companies
The Fund invests a substantial portion of its assets in the securities of smaller capitalization companies in Japan. Investments in the securities of these companies may present greater opportunities for growth, but also involve greater risks than are customarily associated with investments in securities of more established and larger capitalized companies. The securities of smaller capitalization companies have fewer market makers and wider price spreads, which may in turn result in more abrupt and erratic market price movements and make the Fund’s investments more vulnerable to adverse general market or economic developments than would investments only in large, more established Japanese companies. It is more difficult to obtain information about smaller capitalization companies because they tend to be less well known and have shorter operating histories and because they tend not to have significant ownership by large investors or be followed by many securities analysts. Additionally, these companies may have limited product lines, markets or financial resources, or they may be dependent upon a limited management group that may lack depth and experience. Investments in larger and more established companies present certain advantages in that such companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, more stability and greater depth of management and technical personnel.
Additional Risks
War, terrorism, geopolitical uncertainties, public health issues and other business interruptions have caused and could cause damage or disruption to international commerce and the global economy, and thus could have a material adverse effect on the Fund. The Fund’s business operations are subject to interruption by, among others, natural disasters, whether as a result of climate change or otherwise, fire, power shortages, nuclear power plant accidents and other industrial accidents, terrorist attacks and other hostile acts, labor disputes, public health issues and other events beyond its control. Should major public health issues, including pandemics, arise, the Fund could be adversely affected by market downturns.
For example, the outbreak of an infectious coronavirus (COVID-19) that developed into a global pandemic negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The impact of other epidemics and pandemics that may arise in the future could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time.
Additionally, a global trade war initiated by the imposition of tariffs could lead to increased market volatility, disruptions in supply chains, and reduced economic growth, all of which could negatively impact the value of the Fund’s investments.

Share Price	$ 12.37
NAV Per Share	$ 13.81
Latest Premium (Discount) to NAV [Percent]	10.40%
Risks of Investing in Equity Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks of Investing in Equity Securities
Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in declines or if overall market and economic conditions deteriorate. The value of equity securities may also decline due to factors that affect a particular industry or industries or due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
One or more markets in which the Fund invests may go down in value, with the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Securities selected by Fund management may underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Risks of Investing in Japan [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks of Investing in Japan
General. There are special risks associated with investments in Japan and the value of the Fund’s shares may vary widely in response to political and economic factors affecting companies in Japan. Political, social or economic disruptions in Japan or in other countries in the region may adversely affect the values of Japanese securities and thus the Fund’s holdings.
Japan’s economy could be negatively impacted by many factors, including rising interest rates, tax increases and budget deficits. Economic downturns or political instability in its key trading partners, which include the United States and China, could have an adverse effect on the Japanese economy. Currency fluctuations also could adversely impact Japan’s export market and its economy. If the Japanese government were to intervene in the currency market, as it has in the past, the yen’s value could fluctuate sharply and unpredictably, which could cause losses to investors. In the longer term, Japan will have to address the effects of an aging population, such as a shrinking workforce and higher welfare costs.
To date, Japan has had restrictive immigration policies that, combined with other demographic concerns, could have a negative impact on the economy. In addition, Japan lacks many natural resources and relies heavily on imports of oil and other commodities. Price increases, shortages or volatility in commodities markets could have a negative effect on Japan’s economy.
In March 2011, a powerful earthquake and resulting tsunami struck northeastern Japan causing major damage along the coast, including damage to nuclear power plants in the region. Future similar disasters, and the resulting damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses in the manner normally conducted.
The growth of Japan’s economy historically has lagged that of its Asian neighbors and other major developed economies and it may continue to remain low. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies, and the economic conditions of its trading partners.
Currency Risks. The value of the Fund’s securities as measured in U.S. dollars may be affected by fluctuations in the value of the Yen relative to the U.S. dollar. The Yen has shown volatility over the past two decades. Such volatility could affect returns in the future. The Yen may also be affected by currency volatility elsewhere in Asia, especially Southeast Asia. Depreciation of the Yen will decrease the value of the Fund’s holdings. Japan has, in the past, intervened in the currency markets to attempt to maintain or reduce the value of the Yen. Japanese intervention in the currency markets could cause the value of the Yen to fluctuate sharply and unpredictably and could cause losses to investors.
The Fund’s assets will be invested principally in securities of Japanese issuers and substantially all of the income received by the Fund will be in Yen. However, the Fund will compute and distribute its income in U.S. dollars. Currency exchange rate fluctuations can decrease or eliminate income available for distribution. For example, if the value of the Yen falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the Yen to U.S. dollars, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements. Furthermore, the Fund may incur costs in connection with conversions between U.S. dollars and the Yen.
The Fund’s ability to hedge against foreign currency risks may adversely affect the Fund’s net asset value. The Fund may engage in a variety of foreign currency exchange transactions. Hedging involves special risks, including possible default by the other party to the transaction, illiquidity and, to the extent the Investment Adviser’s view as to certain market movements is incorrect, the risks that the use of hedging could result in losses greater than if they had not been used.
Regulatory and Judicial Risks. Issuers in Japan are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of a Japanese issuer may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles.
Legal principles relating to corporate affairs and the validity of corporate procedures, directors’ fiduciary duties and liabilities and shareholders’ rights for issuers in Japan may differ from those that may apply in the U.S. Shareholders’ rights under Japanese law may not be as extensive as those that exist under the laws of the U.S. The Fund may therefore have more difficulty asserting its rights as a shareholder of a Japanese company in which it invests than it would as a shareholder of a comparable U.S. company.
It may be difficult for the Fund to obtain a judgment in a court outside the U.S. with respect to any claim that the Fund may have against any such issuer or its directors and officers. If the Fund obtains a judgment in a U.S. court, it may be difficult to enforce such judgment in Japan.
The Investment Adviser is a Japanese corporation with its principal place of business in Tokyo, Japan. Therefore, it may not be possible for shareholders to enforce against the Investment Adviser, in U.S. courts or foreign courts, judgments obtained in U.S. courts predicated upon the civil liability provisions of the federal securities laws of the U.S. In addition, it is not certain that a foreign court would enforce, in original actions, liabilities against the Investment Adviser predicated solely upon the securities laws of the U.S.
The Fund may hold its foreign securities and cash in foreign banks and securities depositories. There may be less regulatory oversight over their operations than in the case of U.S. financial institutions. Also, certain Japanese laws may put limits on the Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt.
Concentration Risk. From time to time, the Fund may invest a greater proportion of its assets in the securities of companies that are part of specific sectors and related industries of the Japanese economy. The Fund is therefore subject to greater risk of loss with respect to its portfolio securities as a result of its focus on such sectors and related industries.
Investing in a significantly reduced number of issuers may result in greater performance volatility, as the Fund will be more exposed to the risks associated with and developments affecting an individual issuer than if the Fund’s investments were less concentrated.

Risks of Investing in Smaller Capitalization Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks of Investing in Smaller Capitalization Companies
The Fund invests a substantial portion of its assets in the securities of smaller capitalization companies in Japan. Investments in the securities of these companies may present greater opportunities for growth, but also involve greater risks than are customarily associated with investments in securities of more established and larger capitalized companies. The securities of smaller capitalization companies have fewer market makers and wider price spreads, which may in turn result in more abrupt and erratic market price movements and make the Fund’s investments more vulnerable to adverse general market or economic developments than would investments only in large, more established Japanese companies. It is more difficult to obtain information about smaller capitalization companies because they tend to be less well known and have shorter operating histories and because they tend not to have significant ownership by large investors or be followed by many securities analysts. Additionally, these companies may have limited product lines, markets or financial resources, or they may be dependent upon a limited management group that may lack depth and experience. Investments in larger and more established companies present certain advantages in that such companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, more stability and greater depth of management and technical personnel.

Additional Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Additional Risks
War, terrorism, geopolitical uncertainties, public health issues and other business interruptions have caused and could cause damage or disruption to international commerce and the global economy, and thus could have a material adverse effect on the Fund. The Fund’s business operations are subject to interruption by, among others, natural disasters, whether as a result of climate change or otherwise, fire, power shortages, nuclear power plant accidents and other industrial accidents, terrorist attacks and other hostile acts, labor disputes, public health issues and other events beyond its control. Should major public health issues, including pandemics, arise, the Fund could be adversely affected by market downturns.
For example, the outbreak of an infectious coronavirus (COVID-19) that developed into a global pandemic negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The impact of other epidemics and pandemics that may arise in the future could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time.
Additionally, a global trade war initiated by the imposition of tariffs could lead to increased market volatility, disruptions in supply chains, and reduced economic growth, all of which could negatively impact the value of the Fund’s investments.